Share Based Compensation	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangement [Abstract]
Share Based Compensation
13.
SHARE BASED COMPENSATION

In 2022, the Company’s Board of Directors amended and restated its 2020 Share Incentive Plan (the “A&R Share Incentive Plan”), which clarified certain administration terms of the share incentive plan and also authorized the transfer of 10,329,025 Class A ordinary shares from EatBetter to Glory Graze. The A&R Share Incentive Plan did not substantively modify the terms of any previously granted share options. Under the A&R Share Incentive Plan, the Company also authorized additional share options to purchase 363,315 Class A ordinary shares and the maximum aggregate number of shares which may be issued is 40,544,715 Class A ordinary shares of the Company.

In 2024, the Company’s shareholders and Board of Directors approved the 2025 Employee Stock Ownership Plan (the “2025 Plan”). Under the 2025 Plan, the maximum aggregate number of Class A ordinary shares available for issuance is 10,630,248 shares of the Company. The 2025 Plan shall be implemented within 29 months before December 31, 2026. The principal terms of the 2025 Plan are substantially the same as those of the Second A&R Plan.

The ordinary shares to be awarded pursuant to the A&R Share Incentive Plan were issued by the Company and held by the ESOP Platforms. Each share option under the A&R Share Incentive Plan has a 10-year contractual life and allow participants to purchase 0.05 of the Company's Class A ordinary shares held by the ESOP Platforms. Option awards under the A&R Share Incentive Plan vest over either a four-year period, with 50% of the awards vesting on the second anniversary of the grant date, 25% of the awards vesting on the third anniversary and 25% vesting on the fourth anniversary, or a five-year period, with 25% vesting on the second, third, fourth and fifth anniversaries of the grant date, respectively.

The following table summarizes the Company’s share option activities for the year ended December 31, 2024:

	Number of Options	Weighted Average Exercise Price per Option	Weighted Average Grant Date Fair Value per Option	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	US$	Years	US$ (in thousands)
Share options outstanding as of December 31, 2023	488,168,651	0.1470	0.1955	7.33	7,266
Granted	117,443,700	0.0000	0.0680	-	-
Forfeited	(44,777,681)	0.1505	0.1738	-	-
Exercised	(50,619,133)	0.0019	0.0695	-	-
Share options outstanding as of December 31, 2024	510,215,537	0.0586	0.0962	6.86	41,488
Vested and expected to vest as of December 31, 2024	510,215,537	0.0586	0.0962	6.86	41,488
Exercisable as of December 31, 2024	250,685,222	0.0966	0.0999	5.34	15,315

The aggregate intrinsic value is calculated as the difference between the exercise price of the awards and the fair value of the underlying ordinary shares at each reporting date, for those awards that had an exercise price below the fair value of the underlying ordinary share.

13.
SHARE BASED COMPENSATION (CONTINUED)

The total fair value of vested share options was RMB49.5 million, RMB157.0 million and RMB70.6 million (US$9.7 million) for the years ended December 31, 2022, 2023 and 2024, respectively. As of December 31, 2024, total unrecognized share-based compensation expense relating to unvested awards was RMB120.1 million (US$16.5 million) which is expected to be recognized over a weighted-average period of 2.5 years.

The weighted average grant date fair value of the share options granted during the years ended December 31, 2022, 2023 and 2024 were US$0.13, US$0.10 and US$0.07, respectively. Total intrinsic value of options exercised for the years ended December 31, 2022, 2023 and 2024 were RMB4.0 million, RMB7.0 million and RMB9.3 million (US$1.3 million).

The Group uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third-party valuation firm. The assumptions used to value the share options were as follows:

	For the year ended December 31,
	2022	2023	2024
Fair value of ordinary shares (US$)	1.75-10.78	1.30-3.37	1.00-2.67
Risk-free interest rate (%)	1.52-4.10	3.52-4.77	3.88-4.52
Expected volatility (%)	48-55	54-56	53-55
Expected dividend yield	—	—	—
Life of option	10	10	10
Exercise multiple	2.5	2.5	2.5
Post-vesting forfeiture rate	—	—	—

The risk-free interest rate for periods within the contractual life of the options is based on the U.S. treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility of the ordinary shares of several comparable companies in the same industry until the Company had adequate historical volatility of the share price. The dividend yield is estimated based on our expected dividend policy over the expected term of the options. The expected exercise multiple is based on management’s estimation, which the Company believes is representative of the future.

The Group recognized aggregate share-based compensation expenses for the years ended December 31, 2022, 2023 and 2024 as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
		(in thousands)
Fulfillment expenses	45,979	28,573	20,653	2,829

Sales and marketing expenses	8,138	2,872	5,576	764
Product development expenses	113,965	70,164	56,895	7,795
General and administrative expenses	67,794	35,037	35,366	4,845
Total	235,876	136,646	118,490	16,233